INTANGIBLE ASSETS - Schedule of Significant Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 63,413	$ 8,926
CUSTOMER CONTRACTS AND CUSTOMER BASES | OddsJam
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 22,110	0
CUSTOMER CONTRACTS AND CUSTOMER BASES | OddsJam | Minimum
Disclosure of detailed information about intangible assets [line items]
Remaining useful life (in years)	4 years
CUSTOMER CONTRACTS AND CUSTOMER BASES | OddsJam | Maximum
Disclosure of detailed information about intangible assets [line items]
Remaining useful life (in years)	7 years
CUSTOMER CONTRACTS AND CUSTOMER BASES | Rotowire
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 4,050	$ 4,388
Remaining useful life (in years)	12 years	13 years
Acquired technology and software | OddsJam
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 20,301	$ 0
Acquired technology and software | OddsJam | Minimum
Disclosure of detailed information about intangible assets [line items]
Remaining useful life (in years)	4 years
Acquired technology and software | OddsJam | Maximum
Disclosure of detailed information about intangible assets [line items]
Remaining useful life (in years)	7 years
Acquired technology | Spotlight.Vegas
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 2,476	0
Remaining useful life (in years)	6 years
Domain names and related websites | OddsJam
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 7,380	0
Remaining useful life (in years)	9 years
INTERNALLY DEVELOPED INTANGIBLES
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 7,096	$ 4,538
Remaining useful life (in years)	5 years	5 years